Income tax - Disclosure of deferred tax asset and deferred tax liability balances (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Tax losses carried forward	$ 5,923	$ 6,385
Share-based payments	831	884
Temporary difference on deferred income	202	269
Less: Valuation allowance	(5,923)	(6,385)	$ (7,573)	$ (6,838)
Deferred tax assets net	1,033	1,153
Deferred tax liabilities
Acquired intangible assets	(894)	(1,760)
Outside basis difference	(942)	(1,004)
Others	(29)	(30)
Deferred tax liabilities net	$ (1,865)	$ (2,794)